Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity awards are discretionary and are generally granted to our named executive officers and our employees on an ad hoc basis after approval of our board of directors, and after our initial public offering, by the compensation committee. We intend to grant equity awards at each annual meeting for continuing directors. Equity grants will be prorated for new directors from date of appointment until the next annual meeting. Our compensation committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Equity awards are discretionary and are generally granted to our named executive officers and our employees on an ad hoc basis after approval of our board of directors, and after our initial public offering, by the compensation committee. We intend to grant equity awards at each annual meeting for continuing directors. Equity grants will be prorated for new directors from date of appointment until the next annual meeting.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Release of Material Nonpublic Information
MNPI Disclosure Timed for Compensation Value	false